Offsets	Sep. 10, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Santander Drive Auto Receivables LLC
Form or Filing Type	SF-3
File Number	333-284121
Initial Filing Date	Jan. 03, 2025
Fee Offset Claimed	$ 10,847.22
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Asset-Backed Notes
Unsold Securities Associated with Fee Offset Claimed	70,850,555
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 70,850,555.2
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $10,847.22 was previously paid on July 17, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Santander Drive Auto Receivables LLC
Form or Filing Type	SF-3
File Number	333-284121
Filing Date	Jul. 17, 2025
Fee Paid with Fee Offset Source	$ 10,847.22
Offset Note
(4)	The Registrant has completed the offering related to the unsold securities for which a filing fee of $10,847.22 was previously paid on July 17, 2025.